Note 4 - Loans Receivable - 10Q (Details) - Past Due and Nonaccrual Loans (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013		Dec. 31, 2012		Dec. 31, 2011
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total	$ 345,005	[1],[2]	$ 353,192	[1],[2]
Gross of Undisbursed Funds, Unearned Discounts and Net Loan Fees, and Allowance for Loan and Lease Losses [Member] | One-to-Four-Family Residential [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
30-89 Days Past Due	1,697		7,411		8,319
90 Days or More Past Due	3,636		3,982		5,604
Current	133,804		146,543		169,235
Total	139,137	[1]	157,936	[1]
Gross of Undisbursed Funds, Unearned Discounts and Net Loan Fees, and Allowance for Loan and Lease Losses [Member] | Multifamily Residential [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
30-89 Days Past Due			3,459		31
Current	19,775		17,331		20,445
Total	19,775	[1]	20,790	[1]
Gross of Undisbursed Funds, Unearned Discounts and Net Loan Fees, and Allowance for Loan and Lease Losses [Member] | Nonfarm Nonresidential [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
90 Days or More Past Due	2,483		4,523
Current	148,459		133,491
Total	150,942	[1]	138,014	[1]
Gross of Undisbursed Funds, Unearned Discounts and Net Loan Fees, and Allowance for Loan and Lease Losses [Member] | Construction and Land Development [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
30-89 Days Past Due	140		241
90 Days or More Past Due	2,649		3,145
Current	11,454		11,165
Total	14,243	[1]	14,551	[1]
Gross of Undisbursed Funds, Unearned Discounts and Net Loan Fees, and Allowance for Loan and Lease Losses [Member] | Commercial Loans [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
30-89 Days Past Due			341
90 Days or More Past Due	22		402		388
Current	15,890		15,340		7,215
Total	15,912	[1]	16,083	[1]
Gross of Undisbursed Funds, Unearned Discounts and Net Loan Fees, and Allowance for Loan and Lease Losses [Member] | Consumer [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
30-89 Days Past Due	23		15		23
90 Days or More Past Due	6		25		5
Current	4,967		5,778		7,987
Total	4,996	[1]	5,818	[1]
Gross of Undisbursed Funds, Unearned Discounts and Net Loan Fees, and Allowance for Loan and Lease Losses [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
30-89 Days Past Due	1,860	[1]	11,467	[3]	10,061	[3]
90 Days or More Past Due	8,796	[1]	12,077	[3]	12,530	[3]
Current	334,349	[1]	329,648	[3]	330,095	[3]
Total	345,005	[1]	353,192	[1]
Nonaccrual [Member] | One-to-Four-Family Residential [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
30-89 Days Past Due			1,070		1,870
90 Days or More Past Due	3,636		3,982		5,604
Current	2,213		1,975		4,262
Total	5,849		7,027
Nonaccrual [Member] | Multifamily Residential [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Current					4,645
Nonaccrual [Member] | Nonfarm Nonresidential [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
90 Days or More Past Due	2,483		4,523
Current	1,875		2,713
Total	4,358		7,236
Nonaccrual [Member] | Construction and Land Development [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
30-89 Days Past Due			241
90 Days or More Past Due	2,649		3,145
Current	832		747
Total	3,481		4,133
Nonaccrual [Member] | Commercial Loans [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
90 Days or More Past Due	22		402
Current	6				72
Total	28		402
Nonaccrual [Member] | Consumer [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
30-89 Days Past Due	5		1
90 Days or More Past Due	6		25		5
Current					93
Total	11		26
Nonaccrual [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
30-89 Days Past Due	5		1,312		2,294
90 Days or More Past Due	8,796		12,077		12,142
Current	4,926		5,435		19,518
Total	13,727		18,824
One-to-Four-Family Residential [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total	139,137	[1],[2]	157,936	[1],[2]
Multifamily Residential [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total	19,775	[1],[2]	20,790	[1],[2]
Nonfarm Nonresidential [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total	150,942	[1],[2]	138,014	[1],[2]
Construction and Land Development [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total	14,243	[1],[2]	14,551	[1],[2]
Commercial Loans [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total	$ 15,912	[1],[2]	$ 16,083	[1],[2]

[1]	Gross of unearned discounts and net deferred loan costs and the allowance for loan and lease losses.
[2]	Gross unearned discounts and net deferred loan costs and the allowance for loan and lease losses.
[3]	Gross of unearned discounts and net loan costs and the allowance for loan and lease losses.